Loans and Allowance for Loan Losses, Impaired Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Impaired loans by loans class [Abstract]
Recorded Investment		$ 22,288	$ 24,280
Unpaid Principal Balance		23,309	26,310
Related Allowance		0	0
Average Recorded Investment		23,161	24,750
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	19,546	20,974
Unpaid Principal Balance	[1]	20,461	22,898
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	20,237	21,762
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,742	3,306
Unpaid Principal Balance		2,848	3,412
Related Allowance		0	0
Average Recorded Investment		2,924	2,988
Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		1,386	2,148
Unpaid Principal Balance		1,556	3,120
Related Allowance		0	0
Average Recorded Investment		1,560	2,711
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	1,274	2,148
Unpaid Principal Balance	[1]	1,444	3,120
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	1,503	2,711
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		112	0
Unpaid Principal Balance		112	0
Related Allowance		0	0
Average Recorded Investment		57	0
Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		38	100
Unpaid Principal Balance		88	100
Related Allowance		0	0
Average Recorded Investment		123	87
Commercial [Member] | Other [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	38	100
Unpaid Principal Balance	[1]	88	100
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	123	87
Commercial [Member] | Other [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment			0
Unpaid Principal Balance			0
Related Allowance			0
Average Recorded Investment			0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		17,503	18,557
Unpaid Principal Balance		18,060	19,353
Related Allowance		0	0
Average Recorded Investment		18,032	18,843
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	15,210	15,850
Unpaid Principal Balance	[1]	15,661	16,540
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	15,577	16,508
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,293	2,707
Unpaid Principal Balance		2,399	2,813
Related Allowance		0	0
Average Recorded Investment		2,455	2,335
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		336	359
Unpaid Principal Balance		356	380
Related Allowance		0	0
Average Recorded Investment		348	355
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	252	270
Unpaid Principal Balance	[1]	272	291
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	262	263
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		84	89
Unpaid Principal Balance		84	89
Related Allowance		0	0
Average Recorded Investment		86	92
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		3,025	3,116
Unpaid Principal Balance		3,249	3,357
Related Allowance		0	0
Average Recorded Investment		3,098	2,754
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	2,772	2,606
Unpaid Principal Balance	[1]	2,996	2,847
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	2,772	2,193
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		253	510
Unpaid Principal Balance		253	510
Related Allowance		0	0
Average Recorded Investment		$ 326	$ 561

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.